Geographic Information	12 Months Ended
Jun. 30, 2020
Disclosure of geographical areas [abstract]
Geographic Information	Geographic Information
The Group’s non-current operating assets by geographic regions are as follows:

	Fiscal Year Ended June 30,
	2020	2019
	(U.S. $ in thousands)
Non-current operating assets:
United States	$975,446	$819,227
Australia	102,950	18,842
India	10,233	9,286
Total non-current operating assets	$1,088,629	$847,355
Non-current operating assets for this purpose consist of property and equipment, right-of-use assets, goodwill, intangible assets and other non-current assets.